Taxation - Summary of Reconciliation of Tax Credit at Standard Rate of U.K. Corporation Tax to Current Tax Credit (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	£ (45,856)	£ (36,041)	£ (22,870)
Tax credit at the standard rate of U.K. corporation tax of 19% (2020: 19% ; 2019: 19%)	8,713	6,848	4,345
Effect of overseas tax rate	(264)	(85)	5
Impact of unrelieved tax losses not recognized	(8,639)	(6,763)	(4,350)
Adjustment in respect of prior year	875	(42)	228
Research and development tax credit in respect of current year	6,945	3,536	3,060
Effect of overseas taxes	(1,184)
Taxation	£ 6,446	£ 3,494	£ 3,288